DISCONTINUED OPERATIONS (Details Narrative) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Discontinued Operations Details Narrative
Deposits	$ 53,395		$ 3,500	$ 82,145
Gross profit	169,468			147,964
Real estate held for sale	230,088			1,035,570
Impairment charge in connection with its mineral rights			$ 99,474	$ 1,256,000